REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE (Details)
Non-related Party	$ 292,177,817	$ 10,437,687
Related Party	139,359,179	153,038,677
Total	$ 431,536,996	$ 163,476,364